Annual Total Returns- Vanguard Total Stock Market Index Fund (Admiral) [BarChart] - Admiral - Vanguard Total Stock Market Index Fund - Admiral Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.08%	16.38%	33.52%	12.56%	0.39%	12.66%	21.17%	(5.17%)	30.80%	20.99%